Form N-1A Cover	Jan. 22, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	FEDERATED HERMES ADVISER SERIES
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 22, 2026
Prospectus Date	Jul. 31, 2025
Supplement to Prospectus [Text Block]	Important Notice Regarding Change inInvestment PolicyFederated Hermes International Growth FundA Portfolio of Federated Hermes Adviser SeriesINSTITUTIONAL SHARES (TICKER PIGDX)
CLASS R6 SHARES (TICKER REIGX)SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION The Board of Trustees of Federated Hermes Adviser Series has approved a change in non-fundamental investment policy for the Federated Hermes International Growth Fund (the “Fund”) in connection with amendments adopted by the Securities and Exchange Commission (the “SEC”) to Rule 35d-1 (the “Rule”) under the Investment Company Act of 1940, as amended. The change in policy will become effective concurrent with the effective date of the Fund’s next registration statement which is anticipated to be July 29, 2026 unless the SEC postpones, delays, reconsiders or repeals the amendments to the Rule in which case shareholders will be further notified (the “Effective Date”). The change in policy is not expected to result in any changes to the investment process used in managing the Fund and is being made to comply with the requirements of the amendments to the Rule.On the Effective Date, please make the following changes:1. Under “Fund Summary Information” in the section “What are the Fund’s Main Investment Strategies?” and in the Prospectus section “What are the Fund’s Investment Strategies?,” please add the following disclosure as the new fifth and seventh paragraphs, respectively:“Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in growth investments. Growth investments are defined as securities that are either within the MSCI ACWI ex USA Growth Index or with earnings growth characteristics within the range of companies in the MSCI ACWI ex USA Growth Index.”2. Under the Statement of Additional Information section “Investment Objective and Investment Limitations,” please add the following new sub-section immediately after “Additional Information”: “Non-Fundamental Names Rule PolicyUnder normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in growth investments. Growth investments are defined as securities that are either within the MSCI ACWI ex USA Growth Index or with earnings growth characteristics within the range of companies in the MSCI ACWI ex USA Growth Index.”January 22, 2026Federated Hermes International Growth Fund
Federated Hermes Funds
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Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ457181 (1/26)© 2026 Federated Hermes, Inc.